DERIVATIVE INSTRUMENTS - Offsetting Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Gross Fair Value	$ 129	$ 145
Collateral Held in Cash	101	0
Collateral Held in Invested Assets	20	0
Total Collateral Held	121	0
Collateral Amounts Used to Offset Exposure	121	0
Excess Collateral	0	0
Exposure Net of Collateral	7	145
Pension risk transfer
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Collateral held in cash and invested assets not offset	81	23
Equity-indexed options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Gross Fair Value	157	130
Collateral Held in Cash	101	0
Collateral Held in Invested Assets	20	0
Total Collateral Held	121	0
Collateral Amounts Used to Offset Exposure	121	0
Excess Collateral	0	0
Exposure Net of Collateral	36	130
Foreign exchange forwards
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Gross Fair Value	(5)	7
Collateral Held in Cash	0	0
Collateral Held in Invested Assets	0	0
Total Collateral Held	0	0
Collateral Amounts Used to Offset Exposure	0	0
Excess Collateral	0	0
Exposure Net of Collateral	(6)	7
Bond futures
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Gross Fair Value	(25)	9
Collateral Held in Cash	0	0
Collateral Held in Invested Assets	0	0
Total Collateral Held	0	0
Collateral Amounts Used to Offset Exposure	0	0
Excess Collateral	0	0
Exposure Net of Collateral	(25)	9
Cross currency swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Gross Fair Value	1
Collateral Held in Cash	0
Collateral Held in Invested Assets	0
Total Collateral Held	0
Collateral Amounts Used to Offset Exposure	0
Excess Collateral	0
Exposure Net of Collateral	1
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Gross Fair Value	1	(1)
Collateral Held in Cash	0	0
Collateral Held in Invested Assets	0	0
Total Collateral Held	0	0
Collateral Amounts Used to Offset Exposure	0	0
Excess Collateral	0	0
Exposure Net of Collateral	$ 1	$ (1)